Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Stock Option, RSU and DSU Transactions

Stock option, RSU and DSU transactions were as follows:

	Options			RSUs and DSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of Units	Amortized Value ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2025	-	-	-	837,301	-	-
Granted RSUs and DSUs	-	-	-	235,500	20	20
Vested RSUs and DSUs	-	-	-	(92,173)	-	-
Expired/forfeited RSUs	-	-	-	(8,832)	(53)	(53)
Amortized value of RSUs and DSUs	-	-	-	-	4,751	4,751
Outstanding at December 31, 2025	-	-	-	971,796	4,718	4,718

Exercisable at December 31, 2025	-

	Options			RSUs and DSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2024	50,000	17.72	416	697,726	-	-
Granted RSUs and DSUs	-	-	-	370,920	134	134
Exercised option or vested RSU	(50,000)	17.72	-	(151,638)	-	-
Expired/forfeited RSUs	-	-	-	(79,707)	(84)	(84)
Amortized value of RSUs and DSUs	-	-	-	-	3,630	3,630
Outstanding at December 31, 2024	-	-	-	837,301	3,680	3,680

Exercisable at December 31, 2024	-

Schedule of Basic and Diluted Loss Per Common Share	The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted loss per common share for the following periods:

(Number of common shares)	Years ended December 31,
	2025	2024
Basic and diluted weighted average shares outstanding [1]	100,892,166	88,765,198

1.	As at December 31, 2025, the impact of outstanding potentially dilutive instruments of 436,230 units (2024 - 332,113 units) is excluded from the diluted share calculation for loss per share amounts as they are antidilutive.